Stock-Based Compensation (Details) - Schedule of Stock Options - Previously Reported [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Stock-Based Compensation (Details) - Schedule of Stock Options [Line Items]
Stock options, Outstanding as of Begining balance	861,309	590,073
Weighted Average Exercise Price, Outstanding as of Begining balance (in Dollars per share)	$ 0.49	$ 0.49
Intrinsic Value, Outstanding as of Begining balance (in Dollars)
Stock options, Exercisable as of balance	170,125	335
Weighted Average Exercise Price, Exercisable as of balance (in Dollars per share)	$ 0.49	$ 0.49
Intrinsic Value, Exercisable as of balance (in Dollars)
Stock options, Granted	639,682	590,073
Weighted Average Exercise Price, Granted (in Dollars per share)	$ 0.49	$ 0.49
Stock options, Exercised
Weighted Average Exercise Price, Exercised (in Dollars per share)
Intrinsic Value, Exercised (in Dollars)
Stock options, Forfeited	(368,446)
Weighted Average Exercise Price, Forfeited (in Dollars per share)